Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions		Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Current assets:
Cash and cash equivalents		¥ 10,636	¥ 8,584	¥ 10,837
Cash segregated as deposits		49,843	51,655	59,256
Crypto assets held		53,613	44,680	44,207
Customer accounts receivable		1,114	1,086
Other financial assets		109	62	37
Other current assets		653	1,035
Total current assets		115,968	107,102
Noncurrent assets:
Property and equipment		1,795	1,909	1,973
Intangible assets		2,546	2,401
Crypto asset held		115	43
Other financial assets		531	433	614
Deferred tax assets		264	386	353
Other non-current assets
Total non-current assets		5,251	5,172
Total assets		121,219	112,274
Liabilities and Equity:
Deposits received		50,993	50,911	59,276
Other financial liabilities		806	901	1,277
Warrant liability		615	410
Provisions		341	340
Total non-current liabilities		1,762	1,651
Crypto asset borrowings		53,307	44,479	44,020
Other financial liabilities		4,420	2,826
Provisions				120
Income taxes payable		58	799
Excise tax payable		291	303
Other current liabilities		483	536
Total current liabilities		109,552	99,854
Current liabilities:
Deposits received		50,993	50,911	59,276
Other financial liabilities		806	901	1,277
Warrant liability		615	410
Provisions		341	340
Total non-current liabilities		1,762	1,651
Crypto asset borrowings		53,307	44,479	44,020
Other financial liabilities		4,420	2,826
Provisions				120
Income taxes payable		58	799
Excise tax payable		291	303
Other current liabilities		483	536
Total current liabilities		109,552	99,854
Non-current liabilities:
Other financial liabilities		806	901	1,277
Warrant liability		615	410
Provisions		341	340
Total non-current liabilities		1,762	1,651
Total Liabilities		111,314	101,505
Equity:
Ordinary Shares		213	213
Capital surplus		13,317	13,317
Share-based payment reserve		306
Treasury Shares		(4)	(4)
Retained earnings (accumulated deficit)		(4,147)	(2,770)
Foreign currency translation adjustment		220	13
Total equity		9,905	10,769	12,444
Total liabilities and equity		¥ 121,219	¥ 112,274
Restated
Current assets:
Cash and cash equivalents	[1]			10,837	¥ 7,697
Cash segregated as deposits	[1]			59,256	40,936
Crypto assets held	[1]			44,207	18,969
Customer accounts receivable	[1]			719	439
Other financial assets	[1]			37	668
Other current assets	[1]			377	610
Total current assets	[1]			115,433	69,319
Noncurrent assets:
Property and equipment	[1]			1,973	644
Intangible assets	[1]			788	601
Crypto asset held	[1]				43
Other financial assets	[1]			614	579
Deferred tax assets	[1]			353	739
Other non-current assets	[1]			28	53
Total non-current assets	[1]			3,756	2,659
Total assets	[1]			119,189	71,978
Liabilities and Equity:
Deposits received	[1]			59,276	41,058
Other financial liabilities	[1]			1,277	92
Warrant liability	[1]
Provisions	[1]				225
Total non-current liabilities	[1]			1,277	317
Crypto asset borrowings	[1]			44,020	18,756
Other financial liabilities	[1]			1,206	1,289
Provisions	[1]			120
Income taxes payable	[1]			486	1
Excise tax payable	[1]
Other current liabilities	[1]			360	80
Total current liabilities	[1]			105,468	61,184
Current liabilities:
Deposits received	[1]			59,276	41,058
Other financial liabilities	[1]			1,277	92
Warrant liability	[1]
Provisions	[1]				225
Total non-current liabilities	[1]			1,277	317
Crypto asset borrowings	[1]			44,020	18,756
Other financial liabilities	[1]			1,206	1,289
Provisions	[1]			120
Income taxes payable	[1]			486	1
Excise tax payable	[1]
Other current liabilities	[1]			360	80
Total current liabilities	[1]			105,468	61,184
Non-current liabilities:
Other financial liabilities	[1]			1,277	92
Warrant liability	[1]
Provisions	[1]				225
Total non-current liabilities	[1]			1,277	317
Total Liabilities	[1]			106,745	61,501
Equity:
Ordinary Shares	[1]			196	196
Capital surplus	[1]			668	668
Treasury Shares	[1]
Retained earnings (accumulated deficit)	[1]			11,580	9,613
Foreign currency translation adjustment	[1]
Total equity	[1]			12,444	10,477
Total liabilities and equity	[1]			¥ 119,189	¥ 71,978

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”